Schedule of Investments
(unaudited)
October 31, 2024
iShares
®
U.S. Consumer Focused ETF
1
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Air Freight & Logistics — 0.3%
FedEx Corp. ....................... 102 $ 27,933
United Parcel Service, Inc. , Class B ....... 393 52,685
80,618
Beverages — 0.4%
Brown-Forman Corp. , Class B, NVS ....... 327 14,398
Constellation Brands, Inc. , Class A ........ 373 86,663
101,061
Broadline Retail — 8.9%
Amazon.com, Inc.
(a)
.................. 11,161 2,080,410
eBay, Inc. ......................... 998 57,395
Kohl's Corp. ....................... 996 18,406
Macy's, Inc. ....................... 1,563 23,977
Nordstrom, Inc. ..................... 895 20,236
Ollie's Bargain Outlet Holdings, Inc.
(a)
...... 651 59,781
2,260,205
Building Products — 0.1%
Masco Corp. ....................... 301 24,053
Capital Markets — 0.1%
CBOE Global Markets, Inc. ............. 98 20,930
Robinhood Markets, Inc. , Class A
(a)
........ 762 17,899
38,829
Commercial Services & Supplies — 1.4%
Cintas Corp. ....................... 750 154,358
Copart, Inc.
(a)
...................... 2,261 116,374
RB Global, Inc. ..................... 252 21,354
Rollins, Inc. ........................ 1,181 55,672
347,758
Consumer Finance — 0.1%
FirstCash Holdings, Inc. ............... 172 17,797
Consumer Staples Distribution & Retail — 22.1%
Albertsons Cos., Inc. , Class A ........... 2,062 37,322
BJ's Wholesale Club Holdings, Inc.
(a)
....... 877 74,308
Casey's General Stores, Inc. ............ 281 110,720
Costco Wholesale Corp. ............... 2,486 2,173,211
Dollar General Corp. ................. 1,862 149,034
Dollar Tree, Inc.
(a)
.................... 1,802 116,481
Kroger Co. (The) .................... 3,662 204,230
Performance Food Group Co.
(a)
.......... 614 49,888
Sprouts Farmers Market, Inc.
(a)
........... 716 91,956
Sysco Corp. ....................... 1,243 93,163
Target Corp. ....................... 3,328 499,333
US Foods Holding Corp.
(a)
.............. 1,052 64,856
Walgreens Boots Alliance, Inc. ........... 1,678 15,874
Walmart, Inc. ....................... 24,038 1,969,914
5,650,290
Distributors — 0.3%
Genuine Parts Co. ................... 398 45,651
Pool Corp. ........................ 113 40,865
86,516
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions, Inc.
(a)
..... 202 26,961
Duolingo, Inc. , Class A
(a)
............... 94 27,539
H&R Block, Inc. ..................... 575 34,345
Service Corp. International ............. 638 52,093
140,938
Security
Shares
Shares Value
Entertainment — 2.1%
Cinemark Holdings, Inc.
(a)
.............. 498 $ 14,816
Electronic Arts, Inc. .................. 98 14,783
Live Nation Entertainment, Inc.
(a)
......... 494 57,867
Madison Square Garden Sports Corp.
(a)
..... 82 18,261
Netflix, Inc.
(a)
....................... 222 167,839
Take-Two Interactive Software, Inc.
(a)
....... 188 30,403
TKO Group Holdings, Inc. , Class A
(a)
....... 217 25,339
Walt Disney Co. (The) ................ 2,054 197,595
526,903
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)
........... 341 14,953
Block, Inc. , Class A
(a)
................. 1,419 102,622
Corpay, Inc.
(a)
...................... 63 20,772
PayPal Holdings, Inc.
(a)
................ 1,262 100,077
Shift4 Payments, Inc. , Class A
(a) (b)
......... 169 15,284
Toast, Inc. , Class A
(a)
................. 1,338 40,180
Visa, Inc. , Class A ................... 626 181,446
475,334
Food Products — 0.8%
Conagra Brands, Inc. ................. 604 17,480
Flowers Foods, Inc. .................. 823 18,295
Freshpet, Inc.
(a)
..................... 261 34,593
J M Smucker Co. (The) ................ 184 20,886
Lamb Weston Holdings, Inc. ............ 182 14,140
Lancaster Colony Corp. ............... 84 14,582
McCormick & Co., Inc. (Non-Voting) , NVS ... 399 31,218
Tyson Foods, Inc. , Class A ............. 741 43,415
194,609
Ground Transportation — 1.2%
Lyft, Inc. , Class A
(a)
................... 1,118 14,500
Uber Technologies, Inc.
(a)
.............. 3,833 276,168
U-Haul Holding Co. , NVS .............. 293 20,000
310,668
Health Care Providers & Services — 0.2%
Chemed Corp. ...................... 47 25,391
Henry Schein, Inc.
(a)
.................. 316 22,193
47,584
Hotel & Resort REITs — 0.2%
Host Hotels & Resorts, Inc. ............. 2,297 39,600
Ryman Hospitality Properties, Inc. ........ 212 22,695
62,295
Hotels, Restaurants & Leisure — 17.2%
Airbnb, Inc. , Class A
(a)
................. 963 129,803
Aramark .......................... 1,054 39,873
Boyd Gaming Corp.
(b)
................. 404 27,993
Brinker International, Inc.
(a)
............. 286 29,375
Caesars Entertainment, Inc.
(a)
........... 944 37,807
Carnival Corp.
(a)
..................... 2,000 44,000
Cava Group, Inc.
(a)
................... 612 81,739
Chipotle Mexican Grill, Inc.
(a)
............ 12,770 712,183
Choice Hotels International, Inc.
(b)
......... 184 25,670
Churchill Downs, Inc. ................. 388 54,359
Darden Restaurants, Inc. .............. 1,185 189,624
Domino's Pizza, Inc. .................. 290 119,982
DoorDash, Inc. , Class A
(a)
.............. 1,078 168,922
DraftKings, Inc. , Class A
(a)
.............. 2,587 91,373
Expedia Group, Inc.
(a)
................. 360 56,272
Hilton Worldwide Holdings, Inc. .......... 1,406 330,199
Hyatt Hotels Corp. , Class A ............. 214 31,126
Light & Wonder, Inc. , Class A
(a)
........... 214 20,069
Marriott International, Inc. , Class A ........ 1,228 319,304

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Consumer Focused ETF
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
McDonald's Corp. ................... 1,740 $ 508,271
MGM Resorts International
(a)
............ 985 36,317
Norwegian Cruise Line Holdings Ltd.
(a)
...... 1,423 36,059
Papa John's International, Inc. ........... 302 15,822
Planet Fitness, Inc. , Class A
(a)
........... 803 63,051
Red Rock Resorts, Inc. , Class A .......... 344 17,702
Royal Caribbean Cruises Ltd. ........... 571 117,826
Shake Shack, Inc. , Class A
(a)
............ 252 30,661
Six Flags Entertainment Corp. ........... 391 15,409
Starbucks Corp. ..................... 5,031 491,529
Texas Roadhouse, Inc. ................ 610 116,583
Travel + Leisure Co. .................. 312 14,917
Vail Resorts, Inc. .................... 227 37,612
Wendy's Co. (The) ................... 1,210 23,123
Wingstop, Inc. ...................... 320 92,061
Wyndham Hotels & Resorts, Inc. ......... 481 42,482
Yum! Brands, Inc. ................... 1,615 211,823
4,380,921
Household Durables — 0.3%
Tempur Sealy International, Inc. .......... 674 32,291
Toll Brothers, Inc. .................... 277 40,564
TopBuild Corp.
(a)
.................... 49 17,316
90,171
Household Products — 0.5%
Clorox Co. (The) .................... 107 16,965
Colgate-Palmolive Co. ................ 390 36,547
Procter & Gamble Co. (The) ............ 384 63,429
116,941
Interactive Media & Services — 2.0%
Meta Platforms, Inc. , Class A ............ 781 443,280
Pinterest, Inc. , Class A
(a)
............... 1,370 43,552
Snap, Inc. , Class A, NVS
(a)
............. 1,913 23,262
510,094
IT Services — 0.2%
(a)
Gartner, Inc. ....................... 31 15,577
GoDaddy, Inc. , Class A ................ 207 34,528
50,105
Leisure Products — 0.1%
Hasbro, Inc. ....................... 225 14,767
Media — 0.3%
Interpublic Group of Cos., Inc. (The) ....... 755 22,197
New York Times Co. (The) , Class A ........ 306 17,087
Omnicom Group, Inc. ................. 313 31,613
70,897
Passenger Airlines — 0.3%
Alaska Air Group, Inc.
(a)
................ 401 19,212
American Airlines Group, Inc.
(a)
........... 1,188 15,919
Southwest Airlines Co. ................ 938 28,684
United Airlines Holdings, Inc.
(a)
........... 246 19,252
83,067
Personal Care Products — 0.1%
elf Beauty, Inc.
(a)
.................... 287 30,207
Professional Services — 0.1%
Robert Half, Inc. .................... 226 15,393
Real Estate Management & Development — 0.1%
Zillow Group, Inc. , Class C, NVS
(a)
........ 357 21,452
Security
Shares
Shares Value
Software — 0.2%
Gen Digital, Inc. ..................... 570 $ 16,592
Intuit, Inc. ......................... 76 46,383
62,975
Specialized REITs — 0.1%
Lamar Advertising Co. , Class A .......... 111 14,652
Specialty Retail — 33.7%
Abercrombie & Fitch Co. , Class A
(a)
........ 248 32,684
Academy Sports & Outdoors, Inc. ......... 630 32,042
Advance Auto Parts, Inc. ............... 444 15,846
American Eagle Outfitters, Inc. ........... 1,327 25,996
Asbury Automotive Group, Inc.
(a)
.......... 101 23,012
AutoNation, Inc.
(a)
.................... 155 24,098
AutoZone, Inc.
(a)
.................... 93 279,837
Bath & Body Works, Inc. ............... 1,670 47,395
Best Buy Co., Inc. ................... 1,054 95,313
Boot Barn Holdings, Inc.
(a)
.............. 241 30,017
Burlington Stores, Inc.
(a)
............... 704 174,430
CarMax, Inc.
(a)
...................... 1,079 78,098
Carvana Co. , Class A
(a)
................ 505 124,891
Dick's Sporting Goods, Inc. ............. 604 118,233
Five Below, Inc.
(a)
.................... 489 46,352
Floor & Decor Holdings, Inc. , Class A
(a) (b)
.... 963 99,237
Foot Locker, Inc.
(a)
................... 699 16,210
GameStop Corp. , Class A
(a)
............. 1,509 33,470
Gap, Inc. (The) ..................... 1,753 36,410
Home Depot, Inc. (The) ............... 8,120 3,197,250
Lithia Motors, Inc. , Class A ............. 136 45,202
Lowe's Cos., Inc. .................... 4,273 1,118,800
Murphy USA, Inc. ................... 83 40,541
O'Reilly Automotive, Inc.
(a)
.............. 463 533,904
RH
(a)
............................ 137 43,573
Ross Stores, Inc. .................... 3,463 483,850
Signet Jewelers Ltd. .................. 288 26,404
TJX Cos., Inc. (The) .................. 10,268 1,160,592
Tractor Supply Co. ................... 861 228,604
Ulta Beauty, Inc.
(a)
................... 494 182,276
Urban Outfitters, Inc.
(a)
................ 558 20,060
Valvoline, Inc.
(a)
..................... 677 27,270
Wayfair, Inc. , Class A
(a)
................ 688 29,467
Williams-Sonoma, Inc. ................ 1,056 141,641
8,613,005
Textiles, Apparel & Luxury Goods — 2.8%
Capri Holdings Ltd.
(a)
................. 748 14,766
Carter's, Inc. ....................... 262 14,331
Crocs, Inc.
(a)
....................... 335 36,120
Deckers Outdoor Corp.
(a)
............... 770 123,885
Kontoor Brands, Inc. .................. 336 28,772
NIKE, Inc. , Class B .................. 3,914 301,887
Ralph Lauren Corp. , Class A ............ 147 29,096
Skechers USA, Inc. , Class A
(a)
........... 629 38,658
Steven Madden Ltd. .................. 555 24,958
Tapestry, Inc. ....................... 1,243 58,980
VF Corp. ......................... 1,797 37,216
708,669
Trading Companies & Distributors — 0.9%
Fastenal Co. ....................... 1,017 79,509
Ferguson Enterprises, Inc. .............. 602 118,437
SiteOne Landscape Supply, Inc.
(a)
......... 135 18,865

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Consumer Focused ETF
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Trading Companies & Distributors (continued)
WW Grainger, Inc. ................... 20 $ 22,185
238,996
Total Long-Term Investments — 99 .5%
(Cost: $ 25,250,472 ) ............................... 25,387,770
Short-Term Securities
Money Market Funds — 1.0%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.01%
(e)
.................. 137,684 137,780
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.83% ................... 131,298 131,298
Total Short-Term Securities — 1 .0%
(Cost: $ 268,991 ) ................................. 269,078
Total Investments — 100 .5%
(Cost: $ 25,519,463 ) ............................... 25,656,848
Liabilities in Excess of Other Assets — (0.5) % ............. (130,646)
Net Assets — 100.0% ...............................
$ 25,526,202
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/24
Shares
Held at
10/31/24 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 722,894 $ — $ (585,336)
(a)
$ 184 $ 38 $ 137,780 137,684 $ 355
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 59,489 71,809
(a)
— — — 131,298 131,298 952 —
$ 184 $ 38 $ 269,078 $ 1,307 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
October 31, 2024
iShares
®
U.S. Consumer Focused ETF
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 25,387,770 $ — $ — $ 25,387,770
Short-Term Securities
Money Market Funds ...................................... 269,078 — — 269,078
$ 25,656,848 $ — $ — $ 25,656,848
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust